Employee Benefit Plans (Details) - Schedule of changes in benefit obligations and fair value of plan assets $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pension Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, Beginning	$ 349,635		$ 376,455
Current service cost	5,902		7,462
Interest expense	11,238		9,872
Remeasurements
Actuarial gains arising from plan experience	9,258		(556)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	(86,378)		(33,099)
Benefits paid	(14,073)		(11,067)
Remeasurements
Contributions by plan participants	935		1,001
Foreign exchange & other	240		(433)
Benefit obligation, Ending	276,757		349,635
(Pension benefits) accrued benefit liabilities	(47,312)		(30,105)
Pension Plans Canadian [Member] | Plan Assets [Member]
Remeasurements
Benefits paid	14,073		11,067
Remeasurements
Return on plan assets, excluding interest income	57,560		(21,927)
Administrative costs	435		431
Fair value of plan assets, Beginning	(379,740)		(354,385)
Contributions by plan participants	(935)		(1,001)
Contributions by employer	(3,348)		(4,796)
Interest income	(12,037)		(9,129)
Foreign exchange & other	(77)
Fair value of plan assets, Ending	(324,069)		(379,740)
Pension Plans US [Member]
Change in benefits obligations
Benefit obligation, Beginning					$ 72,906
Initial balance from transaction				$ 74,113
Current service cost		$ 540		74
Interest expense		2,108		235
Remeasurements
Actuarial gains arising from plan experience		(123)		(70)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(18,751)		(942)
Benefits paid		(3,116)		(488)
Remeasurements
Contributions by plan participants				1
Foreign exchange & other		5,271		(17)
Benefit obligation, Ending		58,835		72,906
(Pension benefits) accrued benefit liabilities					11,117	$ 17,927
Pension Plans US [Member] | Plan Assets [Member]
Change in benefits obligations
Initial balance from transaction				(55,511)
Remeasurements
Benefits paid		3,116		488
Remeasurements
Return on plan assets, excluding interest income		11,526		214
Administrative costs
Fair value of plan assets, Beginning		(54,979)
Contributions by plan participants				(1)
Contributions by employer		(1,807)
Interest income		(1,575)		(182)
Foreign exchange & other		(3,999)		13
Fair value of plan assets, Ending		(47,718)		(54,979)
Pension Plans Total [Member]
Change in benefits obligations
Benefit obligation, Beginning					422,541	376,455
Initial balance from transaction				74,113
Current service cost		6,442		7,536
Interest expense		13,346		10,107
Remeasurements
Actuarial gains arising from plan experience		9,135		(626)
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions		(105,129)		(34,041)
Benefits paid		(17,189)		(11,555)
Remeasurements
Contributions by plan participants		935		1,002
Foreign exchange & other		5,511		(450)
Benefit obligation, Ending		335,592		422,541
(Pension benefits) accrued benefit liabilities					(36,195)	(12,178)
Pension Plans Total [Member] | Plan Assets [Member]
Change in benefits obligations
Initial balance from transaction				(55,511)
Remeasurements
Benefits paid		17,189		11,555
Remeasurements
Return on plan assets, excluding interest income		69,086		(21,713)
Administrative costs		435		431
Fair value of plan assets, Beginning		(434,719)		(354,385)
Contributions by plan participants		(935)		(1,002)
Contributions by employer		(5,155)		(4,796)
Interest income		(13,612)		(9,311)
Foreign exchange & other		(4,076)		13
Fair value of plan assets, Ending		(371,787)		(434,719)
Other Post-employment Benefit Plans Canadian [Member]
Change in benefits obligations
Benefit obligation, Beginning	22,429		21,403
Current service cost	710		166
Interest expense	731		552
Remeasurements
Actuarial gains arising from plan experience			4,895
Actuarial gains from change in demographic assumptions
Actuarial gains from changes in financial assumptions	(5,346)		(3,908)
Benefits paid	(636)		(590)
Remeasurements
Contributions by plan participants
Foreign exchange & other			(89)
Benefit obligation, Ending	17,888		22,429
(Pension benefits) accrued benefit liabilities	17,888		22,429
Other Post-employment Benefit Plans Canadian [Member] | Plan Assets [Member]
Remeasurements
Benefits paid	636		590
Remeasurements
Return on plan assets, excluding interest income
Fair value of plan assets, Beginning
Contributions by employer	(636)		$ (590)
Interest income
Other Post-employment Benefit Plans US [Member]
Change in benefits obligations
Benefit obligation, Beginning					4,865	4,511
Initial balance from transaction				646
Current service cost
Interest expense		123		92
Remeasurements
Actuarial gains arising from plan experience		(111)		246
Actuarial gains from change in demographic assumptions				(1)
Actuarial gains from changes in financial assumptions		(917)		(274)
Benefits paid		(437)		(388)
Remeasurements
Contributions by plan participants
Foreign exchange & other		334		33
Benefit obligation, Ending		3,857		4,865
(Pension benefits) accrued benefit liabilities					3,857	4,865
Other Post-employment Benefit Plans US [Member] | Plan Assets [Member]
Remeasurements
Benefits paid		437		388
Remeasurements
Fair value of plan assets, Beginning
Contributions by employer		(437)		(388)
Interest income
Other Post-employment Benefit Plans Total [Member]
Change in benefits obligations
Benefit obligation, Beginning					27,294	25,914
Initial balance from transaction				646
Current service cost		710		166
Interest expense		854		644
Remeasurements
Actuarial gains arising from plan experience		(111)		5,141
Actuarial gains from change in demographic assumptions				(1)
Actuarial gains from changes in financial assumptions		(6,263)		(4,182)
Benefits paid		(1,073)		(978)
Remeasurements
Contributions by plan participants
Foreign exchange & other		334		(56)
Benefit obligation, Ending		21,745		27,294
(Pension benefits) accrued benefit liabilities					$ 21,745	$ 27,294
Other Post-employment Benefit Plans Total [Member] | Plan Assets [Member]
Remeasurements
Benefits paid		1,073		978
Remeasurements
Fair value of plan assets, Beginning
Contributions by employer		(1,073)		$ (978)
Interest income